LONG TERM DEBT	12 Months Ended
Dec. 31, 2014
LONG TERM DEBT [Abstract]
LONG TERM DEBT
NOTE 7:	LONG TERM DEBT

On May 17, 2012 the Company entered into Loan Agreements (the "Agreements"), with two Israeli Banks (the "Banks"), based on which the Company borrowed a total of $10,000.

The Agreements contain various provisions including a pledge of all the Company's assets under a floating charge, compliance with certain financial covenants, restrictive covenants, including negative pledges, and other commitments, typically contained in facility agreements of this type. On April 1, 2015, the Company entered into an amended financial covenants agreement with one of the Banks, effective December 31, 2014, relating to both, the long-term debt and the swap agreement in connection with the convertible debt (see Note 8). The Company was in compliance with all covenants as of December 31, 2014.

The loans are repaid in 16 and 20 equal quarterly installments, respectively, starting July 17, 2012, and bear annual interest rates of 4.35% and 4.64%.

The long term debt is included in other long-term liabilities on the balance sheet as of December 31, 2014.

As of December 31, 2014, the aggregate principal annual maturities according to the loan agreement are as follows:

Repayment amount
$

2015	2,300
2016	1,550
2017	400

4,250